Significant Accounting Policies - Change in policy in the statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Change in accounting policy
Net cash provided by operating activities	$ 592,107	$ 459,482	[1]	$ 507,425	[1]
Net cash used in investing activities	(262,050)	(729,569)		(442,978)
Net cash provided by/(used in) financing activities	(414,744)	375,423	[1]	(139,936)	[1]
Effects of exchange rate changes on cash and cash equivalents	(336)	(1,814)		(3,358)
Increase (Decrease) in cash and cash equivalents	$ (85,023)	103,522		(78,847)
As previously reported
Change in accounting policy
Net cash provided by operating activities		288,951		317,423
Net cash used in investing activities		(729,569)		(442,978)
Net cash provided by/(used in) financing activities		545,954		50,066
Effects of exchange rate changes on cash and cash equivalents		(1,814)		(3,358)
Increase (Decrease) in cash and cash equivalents		103,522		(78,847)
Adjustments
Change in accounting policy
Net cash provided by operating activities		170,531		190,002
Net cash provided by/(used in) financing activities		$ (170,531)		$ (190,002)

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collaterals for swaps (Note 2).